Net finance (income) expense	12 Months Ended
Aug. 31, 2024
Net finance (income) expense
Net finance (income) expense

23. Net finance (income) expense

	2024	2023	2022
	$	$	$
Interest and bank charges	249,627	142,117	184,895
Interest income	(64,118)	(113,334)	(379,288)
Foreign currency exchange gain	(48,881)	(208,132)	(251,947)
Transaction costs [note 17]	1,860,335	719,167	—
Gain on derivative liabilities [note 17]	(12,081,094)	(2,055,688)	—
Loss on securities exchange [note 17]	1,715,543	—	—
Loss on warrant re-pricing [note 17]	887,827	—	—
Loss (gain) on Debentures [note 8]	—	(88,666)	670,000
	(7,480,761)	(1,604,536)	223,660